UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22969

PALMER SQURE OPPORTUNISTIC INCOME FUND
 (Exact name of registrant as specified in charter)

2000 Shawnee Mission Parkway Suite 300
Mission Woods, KS 66205
 (Address of principal executive offices) (Zip code)

Anne J. Pleviak
Senior Regulatory Counsel
2000 Shawnee Mission Parkway Suite 300
Mission Woods, KS 66205
  (Name and address of agent for service)

(888) 870-3088
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Opportunistic Income Fund

(PSOIX)

SEMI-ANNUAL REPORT
January 31, 2015

Palmer Square Opportunistic Income Fund

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	7
Statement of Changes in Net Assets	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11
Supplemental Information	19
Expense Example	21

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Opportunistic Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS – 95.4%
	ASSET-BACKED SECURITIES – 95.4%
$500,000	Atrium IX (Cayman Islands) 5.236%, 2/28/2024[1,2,3]	$457,267
	Atrium XI (Cayman Islands)
1,000,000	5.335%, 10/23/2025[1,2,3]	915,000
750,000	6.285%, 10/23/2025[1,2,3]	652,831
1,500,000	Babson CLO Ltd. 2013-I (Cayman Islands) 5.507%, 4/20/2025[1,2,3]	1,263,086
	Babson CLO Ltd. 2014-II (Cayman Islands)
1,500,000	3.866%, 10/17/2026[1,2,3]	1,427,620
1,000,000	5.266%, 10/17/2026[1,2,3]	898,900
	Babson CLO Ltd. 2014-III (Cayman Islands)
250,000	5.332%, 1/15/2026[1,2,3]	224,338
500,000	6.233%, 1/15/2026[1,2,3]	431,833
1,000,000	Battalion CLO VII Ltd. (Cayman Islands) 4.100%, 10/17/2026[1,2,3]	957,067
	Benefit Street Partners CLO V Ltd. (Cayman Islands)
1,000,000	3.807%, 10/20/2026[1,2,3]	935,000
1,000,000	5.407%, 10/20/2026[1,2,3]	903,750
1,000,000	Birchwood Park CLO Ltd. (Cayman Islands) 5.353%, 7/15/2026[1,2,3]	897,398
1,200,000	BlueMountain CLO 2013-1 Ltd. (Cayman Islands) 4.832%, 5/15/2025[1,2,3]	1,054,812
1,000,000	Carlyle Global Market Strategies CLO 2014-3 Ltd. (Cayman Islands) 5.356%, 7/27/2026[1,2,3]	900,753
1,000,000	Catamaran CLO 2014-1 Ltd. (Cayman Islands) 4.757%, 4/20/2026[1,2,3]	851,200
2,000,000	Catamaran CLO 2014-2 Ltd. (Cayman Islands) 3.770%, 10/18/2026[1,2,3]	1,863,947
	Cent CLO 22 Ltd. (Cayman Islands)
1,000,000	5.533%, 11/7/2026[1,2,3]	902,100
750,000	6.633%, 11/7/2026[1,2,3]	662,850
1,000,000	CIFC Funding 2014-IV Ltd. (Cayman Islands) 5.107%, 10/17/2026[1,2,3]	873,872
1,000,000	Dryden 37 Senior Loan Fund (Cayman Islands) 0.000%, 4/15/2027[1,3]	875,000
1,000,000	Flatiron CLO 2014-1 Ltd. (Cayman Islands) 5.257%, 7/17/2026[1,2,3]	885,000
1,000,000	Greywolf CLO II Ltd. (Cayman Islands) 5.303%, 4/15/2025[1,2,3]	838,300
1,250,000	Greywolf CLO III Ltd. (Cayman Islands) 5.357%, 4/22/2026[1,2,3]	1,118,415
	Greywolf CLO IV Ltd. (Cayman Islands)
750,000	5.839%, 1/17/2027[1,2,3]	680,012
750,000	6.889%, 1/17/2027[1,2,3]	667,926

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	ING IM CLO 2012-2 Ltd. (Cayman Islands) 6.353%, 10/15/2022[1,2,3]	$991,301
1,500,000	Marathon CLO IV Ltd. (Cayman Islands) 5.982%, 5/20/2023[1,2,3]	1,449,214
	Mountain View CLO 2014-1 Ltd. (Cayman Islands)
1,000,000	0.000%, 10/15/2026[1]	782,222
2,000,000	5.583%, 10/15/2026[1,3]	1,799,400
1,000,000	6.053%, 10/15/2026[1,3]	841,604
2,000,000	OZLM VIII Ltd. (Cayman Islands) 5.225%, 10/17/2026[1,2,3]	1,772,016
250,000	TICP CLO I Ltd. (Cayman Islands) 4.756%, 4/26/2026[1,2,3]	216,487
1,000,000	TICP CLO II Ltd. (Cayman Islands) 5.007%, 7/20/2026[1,2,3]	882,502
		30,873,023
	TOTAL BONDS (Cost $31,461,823)	30,873,023

	TOTAL INVESTMENTS – 95.4% (Cost $31,461,823)	30,873,023
	Other Assets in Excess of Liabilities – 4.6%	1,489,534

	TOTAL NET ASSETS – 100.0%	$32,362,557

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[2]	Callable.
[3]	Variable, floating or step rate security.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty/ Reference Entity	Notional Amount	Pay/Receive Total Return Reference Entity	Financing Rate	Termination Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank
Loan Funding I, Ltd. - OTC(a)	$550,000	Receive	1-Month LIBOR + 1.40%	1/22/16	$—	$—
TOTAL TOTAL RETURN SWAP CONTRACTS					$—	$—

(a)	Loan Funding I, Ltd. consists of a portfolio of bank loans.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
SUMMARY OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	95.4%
Total Bonds	95.4%
Total Investments	95.4%
Other Assets in Excess of Liabilities	4.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of January 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $31,461,823)	$30,873,023
Cash	2,596,385
Cash held at broker	550,000
Receivables:
Fund shares sold	34,985
Dividends and interest	245,329
Prepaid offering costs	69,947
Prepaid expenses	16,958
Total assets	34,386,627

Liabilities:
Payables:
Investment securities purchased	1,869,353
Shareholder servicing fees (Note 6)	20,853
Advisory fees	71
Offering costs - Advisor	98,006
Trustees' fees and expenses	8,714
Auditing fees	8,596
Fund accounting fees	7,106
Transfer agent fees and expenses	3,433
Custody fees	2,537
Fund administration fees	889
Legal fees	752
Accrued other expenses	3,760
Total liabilities	2,024,070

Net Assets	$32,362,557

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of January 31, 2015 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$32,815,552
Accumulated net investment income	135,805
Net unrealized depreciation on investments	(588,800)
Net Assets	$32,362,557

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$32,362,557
Shares of beneficial interest issued and outstanding	1,644,585
Redemption price per share	$19.68
Maximum sales charge (3.00% of offering price)	0.61
Maximum offering price to public	$20.29

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENT OF OPERATIONS
For the Period August 29, 2014* through January 31, 2015 (Unaudited)

Investment Income:
Interest	$620,588
Total investment income	620,588

Expenses:
Advisory fees	103,242
Offering costs	46,284
Shareholder servicing fees (Note 6)	25,691
Legal fees	21,328
Trustees' fees and expenses	18,990
Fund accounting fees	13,817
Registration fees	11,652
Transfer agent fees and expenses	10,283
Administration fees	10,086
Auditing fees	8,596
Custody fees	4,289
Insurance fees	4,165
Miscellaneous	2,697
Shareholder reporting fees	1,772
Total expenses	282,892
Advisory fees waived	(103,242)
Other expenses absorbed	(24,832)
Net expenses	154,818
Net investment income	465,770

Realized and Unrealized Loss on Investments:
Net change in unrealized appreciation/depreciation on investments	(588,800)

Net Decrease in Net Assets from Operations	$(123,030)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period August 29, 2014* through January 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$465,770
Net change in unrealized appreciation/depreciation on investments	(588,800)
Net decrease in net assets resulting from operations	(123,030)

Distributions to Shareholders:
From net investment income	(329,965)
Total distributions to shareholders	(329,965)

Capital Transactions:
Net proceeds from shares sold	32,532,415
Reinvestment of distributions	283,137
Net increase in net assets from capital transactions	32,815,552

Total increase in net assets	32,362,557

Net Assets:
Beginning of period	−
End of period	$32,362,557

Accumulated net investment income	$135,805

Capital Share Transactions:
Shares sold	1,630,161
Shares reinvested	14,424

Net increase in capital share transactions	1,644,585

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENT OF CASH FLOWS
For the Period August 29, 2014* through January 31, 2015 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(123,030)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(31,439,654)
Return of capital dividends received	25,740
Increase in cash held by broker	(550,000)
Increase in dividends and interest receivable	(245,329)
Increase in prepaid offering costs	(69,947)
Increase in prepaid expenses	(16,958)
Increase in investment securities purchased	1,869,353
Increase in shareholder servicing fees	20,853
Increase in advisory fees	71
Increase in accrued expenses	133,793
Net amortization on investments	(47,909)
Net change in unrealized appreciation/depreciation	588,800
Net cash used for operating activities	(29,854,217)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	32,497,430
Dividends paid to shareholders, net of reinvestments	(46,828)
Net cash provided by financing activities	32,450,602

Net increase in cash	2,596,385

Cash:
Beginning of period	−
End of period	$2,596,385

Non cash financing activities not included herein consist of $283,137 of reinvested dividends.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period August 29, 2014* through January 31, 2015 (Unaudited)

Net asset value, beginning of period	$20.00
Income from Investment Operations:
Net investment income[1]	0.38
Net realized and unrealized loss on investments	(0.48)
Total from investment operations	(0.10)
Less Distributions:
From net investment income	(0.22)

Net asset value, end of period	$19.68

Total return[2]	(0.51)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,363

Ratio of expenses to average net assets:
Before fees waived	2.74%	[4]
After fees waived	1.50%	[4]
Ratio of net investment income to average net assets:
Before fees waived	3.27%	[4]
After fees waived	4.51%	[4]
Portfolio turnover rate	0%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses had expenses not been waived and/or absorbed by the Advisor. Returns shown do not include payment of sales load of 3.00% of offering price. If the sales load were included, total returns would be lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

Note 1 – Organization
The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust on May 1, 2014, and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund has an “interval fund” structure pursuant to which the Fund, subject to applicable law, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”). Subject to the approval of the Fund’s Board of Trustees, the Fund will seek to conduct such quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $116,231, which are being amortized over a one-year period from August 29, 2014 (commencement of operations).

(c) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Swap Agreements
The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities, the Fund will maintain required collateral in a segregated account consisting of U.S. government securities or cash or cash equivalents.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken or expected to be taken in all open tax years. This period of time is considered to be the prior three tax years, when applicable, and the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period August 29, 2014 (commencement of operations) through January 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make quarterly distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Fund entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets until December 1, 2015.

For the period August 29, 2014 (commencement of operations) through January 31, 2015, the Advisor waived all of its advisory fees and absorbed other expenses totaling $128,074. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At January 31, 2015, the amount of these potentially recoverable expenses was $128,074. The Advisor may recapture all or a portion of this amount no later than July 31, 2018.

Foreside Fund Services, LLC, (“Foreside”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. J.P. Morgan Chase Bank, N.A., serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of the Advisor and its affiliate. The Fund does not compensate trustees and officers affiliated with the Fund’s Advisor.

Note 4 – Federal Income Taxes
At January 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$31,461,823

Gross unrealized appreciation	$13,555
Gross unrealized depreciation	(602,355)

Net unrealized depreciation on investments	$(588,800)

Note 5 – Investment Transactions
For the period August 29, 2014 (commencement of operations) through January 31, 2015, purchases and sales of investments, excluding short-term investments, were $31,439,654 and $0, respectively.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period August 29, 2014 (commencement of operations) through January 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1**	Level 2	Level 3**	Total
Investments
Bonds*	$-	$30,873,023	$-	$30,873,023
Total Investments	$-	$30,873,023	$-	$30,873,023

*	All bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 1 or Level 3 securities at period end.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of January 31, 2015 by risk category are as follows:

Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets
Unrealized appreciation on open swap contracts	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-

Liabilities
Unrealized depreciation on open swap contracts	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-

The effects of derivative instruments on the Statement of Operations for the period ended August 29, 2014 (commencement of operations) through January 31, 2015 are as follows:

Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Swap contracts	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-

Net Change in Unrealized Appreciation/ Depreciation on Derivatives
Swap contracts	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

The notional amount is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of January 31, 2015 are as follows:

Derivatives not designated as hedging instruments
Interest rate contracts	Swap contracts	Notional amount	$275,000

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/ Statement of Assets and Liabilities Category	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open swap contracts – asset receivable	$-	$-	$-	$-
Unrealized depreciation on open swap contracts – liability receivable	$-	$-	$-	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2015 (Unaudited)

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Palmer Square Opportunistic Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on August 26, 2014, the Board of Trustees (the “Board”) of Palmer Square Opportunistic Income Fund (the “Fund”), including the trustees who are not “interested persons” of the Fund (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Palmer Square Capital Management LLC (the “Investment Advisor”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and Mutual Fund Administration Corporation, the Trust’s co-administrator, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund; relevant performance information as discussed below; reports comparing the proposed investment advisory fees and total expenses of the Fund to those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Multisector Bond fund universe (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Trustees considered the performance of two opportunistic credit strategies managed by the Investment Advisor, and observed that the meeting materials indicated that the strategies had outperformed the Barclay’s Aggregate Bond Index over various periods of time. The Trustees noted certain differences in the opportunistic credit strategies as compared to the strategies of the Fund and to the benchmark. The Trustees also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund. In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fees and total expenses of the Fund. The Board observed that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were the same as the median advisory fees of the funds in the Expense Peer Group and higher than the median of the funds in the Expense Universe by 0.25%. The Board also noted that Fund’s total expenses (after fee waivers) were higher than the Expense Peer Group median and the Expense Universe by 0.03% and 0.37%, respectively. The Board noted, however, that the Expense Universe included larger fund complexes (with more assets under management, providing economies of scale) and funds with various types of investment strategies. The Board also compared the advisory fees charged by the Investment Advisor to other clients with similar investment objectives and policies as the Fund, noting any relevant differences between the Fund and such clients.

Palmer Square Opportunistic Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board and the Independent Trustees concluded that the terms of the Advisory Agreement were fair and reasonable and in the best interests of the Fund and its shareholders.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s estimated costs and profits with respect to the Fund for the first year of the Fund’s operations taking into account estimated assets of $50 million, and determined that the level of profitability as a percentage of revenues was reasonable. The Board also considered the benefits to be received by the Investment Advisor as a result of its relationship with the Fund (other than the receipt of investment advisory fees), including the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Palmer Square Opportunistic Income Fund
EXPENSE EXAMPLE
For the Periods Ended January 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 29, 2014 (commencement of operations) to January 31, 2015.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	8/29/14*	1/31/15	8/29/14* – 1/31/15
Actual Performance**	$1,000.00	$994.90	$6.39
	8/1/14	1/31/15	8/1/14 – 1/31/15
Hypothetical (5% annual return before expenses)^	$1,000.00	$1,017.65	$7.62

*	Commencement of operations.
**	Expenses are equal to the Fund’s annualized expense ratios of 1.50%, multiplied by the average account values over the period, multiplied by 154/365 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Palmer Square Opportunistic Income Fund
EXPENSE EXAMPLE
For the Periods Ended January 31, 2015 (Unaudited)

^	Expenses are equal to the Fund’s annualized expense ratios of 1.50%, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Opportunistic Income Fund

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66211

Custodian
JP Morgan Chase Bank, N.A.
14201 Dallas Parkway
Dallas, Texas 75254

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI  53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Opportunistic Income Fund	PSOIX	611776 105

Privacy Principles of the Palmer Square Opportunistic Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Opportunistic Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square Opportunistic Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Palmer Square Opportunistic Income Fund

By (Signature and Title)	/s/ Gary Henson
Gary Henson, President

Date	4/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gary Henson
Gary Henson, President

Date	4/10/15

By (Signature and Title)	/s/ Cheryl Vohland
Cheryl Vohland, Treasurer

Date	4/10/15